Concentration of Risk (Tables)	12 Months Ended
Dec. 31, 2022
Concentration of Risk [Abstract]
Schedule of information about the Group’s concentration of customers as of and for the years ended
	A	B	C	D	E	F	G	H	I	J	K	L	M	N	O	P	Q	R	S	T
Year Ended December 31, 2022
Revenues, customer concentration	—	—	—	—	—	12%	—	—	—	—	—	—	—	28%	20%	28%	—	—	—	—
Year Ended December 31, 2022
Purchases, supplier concentration	—	—	—	—	—	—	—	—	—	—	—	—	11%	—	—	—	*	28%	27%	21%
As of December 31, 2022
Accounts receivable, customer concentration	—	—	—	—	—	—	—	—	—	—	—	—	—	—	*	96%	—	—	—	—
As of December 31, 2022
Accounts payable, supplier concentration	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	16%	—	—	—
	A	B	C	D	E	F	G	H	I	J
Year Ended December 31, 2021
Revenues, customer concentration	20%	14%	36%	11%	*	*	—	—	—	—
Year Ended December 31, 2021
Purchases, supplier concentration	—	—	—	—	—	—	19%	16%	*	*
As of December 31, 2021
Accounts receivable, customer concentration	*	—	—	—	—	100%	—	—	—	—
As of December 31, 2021
Accounts payable, supplier concentration	—	—	—	—	—	—	—	—	—	99%